Revenue - Operating Leases (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023 vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel
Property Subject to or Available for Operating Lease [Line Items]
Lessor, Operating Lease, Payments to be Received, Next Twelve Months		$ 12,100
At cost, less accumulated depreciation of $440,900 (2022 – $171,800)		929,237	$ 429,987
Accumulated depreciation		$ 440,900	171,800
Lessor, Operating Lease, Payments to be Received, Two Years			30,900
Lessor, Operating Lease, Payments to be Received, Three Years			$ 10,900
Teekay Tankers
Property Subject to or Available for Operating Lease [Line Items]
Number Of Vessels Chartered In | vessel		10	7
Transportation Equipment
Property Subject to or Available for Operating Lease [Line Items]
At cost, less accumulated depreciation of $440,900 (2022 – $171,800)		$ 38,900	$ 48,100
Property, Plant and Equipment, Gross		51,100	53,400
Accumulated depreciation		$ 12,200	$ 5,300
Aframax Charters Out | Time-charter [Member] | Charters out expiring in 2024
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels | vessel		2
LR2 and Aframax Tankers | Teekay Tankers
Property Subject to or Available for Operating Lease [Line Items]
Lessee, Operating Lease, Term of Contract		24 months	24 months
Number Of Vessels Chartered In | vessel	2	3	1
LR2 and Aframax Tankers | Teekay Tankers | December 2022 contract
Property Subject to or Available for Operating Lease [Line Items]
Lessee, Operating Lease, Term of Contract	3 years